OPERATING SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operations, Reportable Information, by Operating Segment
Property, Plant and Equipment, Net	$ 14,476	$ 14,939	$ 14,727
Sales Revenue, Goods, Net	48,017	46,542	35,119
Sales Revenue Concentrate Operations Net Percentage	38.00%	39.00%	51.00%
Sales Revenue Finished Products Operations Net Percentage	62.00%	61.00%	49.00%
Sales Revenue Net Percentage	100.00%	100.00%	100.00%
United States
Operations, Reportable Information, by Operating Segment
Property, Plant and Equipment, Net	8,509	8,043	8,251
Sales Revenue, Goods, Net	19,732	18,699	10,629
International
Operations, Reportable Information, by Operating Segment
Property, Plant and Equipment, Net	5,967	6,896	6,476
Sales Revenue, Goods, Net	$ 28,285	$ 27,843	$ 24,490